GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES
	Year ended December 31,
	2021	2020
	In U.S. dollars in thousands

Salaries and related costs	(*)528	-
Professional services	67	2
Vehicle expenses	7	-
Rent and building maintenance	5	-
Others	25	-
	632	2